EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated October 12, 2016, filed with the Securities and Exchange Commission pursuant to Rule 497(c) on October 12, 2016 (Accession No. 0001193125-16-736837), for Deutsche X-trackers Barclays International Treasury Bond Hedged ETF, Deutsche X-trackers Barclays International Corporate Bond Hedged ETF and Deutsche X-trackers Barclays International High Yield Bond Hedged ETF, each a series of DBX ETF Trust.